Significant Accounting Policies - Long-term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015		Dec. 31, 2014
Carrying Amount [Member] | Publicly Traded Debt [Member]
Financial Instruments
Fair	$ 1,907,704	$ 1,905,650	[1]	$ 1,114,205	[1]
Carrying Amount [Member] | Non-Traded Debt [Member]
Financial Instruments
Fair	4,097	4,782	[1]	5,056	[1]
Fair Value [Member] | Publicly Traded Debt [Member]
Financial Instruments
Fair	1,912,646	1,960,169		1,160,280
Fair Value [Member] | Non-Traded Debt [Member]
Financial Instruments
Fair	$ 3,783	$ 4,555		$ 4,812

[1]	Revised due to the adoption of ASU No. 2015-03. See Impact of recently issued accounting standards section.